Business and Summary of Significant Accounting Policies (Details 5) (USD $)	Jul. 31, 2012	Jan. 31, 2012	Feb. 01, 2011
Accounts receivable
Allowance for doubtful accounts		$ 97,000	$ 104,000
Accounts receivable	24,632,000	18,607,000	12,033,000
Vendor incentives
Accounts receivable
Accounts receivable		11,054,000	6,370,000
Finance companies
Accounts receivable
Accounts receivable		4,106,000	2,247,000
Tenant improvement allowances
Accounts receivable
Accounts receivable		2,068,000	2,346,000
Franchisees and other
Accounts receivable
Accounts receivable		$ 1,379,000	$ 1,070,000